Leases	12 Months Ended
Mar. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Leases
37)	LEASES

Leases as lessee (IFRS 16)

The Group leases property taken for offices. The lease typically runs for a period of 1-12 years. Some leases also include common area maintenance charges along with monthly rentals. Previously, till March 31, 2019, these lease were classified as operating leases under per IAS 17.

Information about leases for which the Group is a lessee is presented below:

i) Right-of-use assets

The Group presents right-of-use assets that do not meet the definition of investment property in 'property, plant and equipment', the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2020	2021
Opening balance	24,994	23,330
Additions to right-of-use assets	3,974	1,275
Acquisitions through business combination (refer note 7(b))	945	—
Effect of movements in foreign exchange rates	(1,299)	391
Derecognition of right-of-use assets	—	(6,625)
Depreciation charged during the year	(5,284)	(4,333)
Closing Balance	23,330	14,038

ii) Amounts recognised in statement of profit or loss

	For the year ended March 31
	2019	2020	2021
Interest on lease liabilities (refer note 16)	—	2,731	1,867
Depreciation on right-of-use assets (refer note 18)	—	5,284	4,333
Rent (leases under IAS 17) (refer note 14)	6,581	—	—

iii) Amounts recognised in statement of cash flows

	For the year ended March 31
	2019	2020	2021
Total cash outflows for leases (principal + interest)	—	6,212	3,912

iv) Extension option

Some property leases contain extension options exercisable by the Group for 3-5 years after the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

Impact of COVID-19 pandemic

The Group has adopted amendment in IFRS 16 related to COVID- 19 – Related Rent Concession which provide lessees with an exemption from assessing whether a COVID-19 -related rent concession is a lease modification. It requires lessees that apply the exemption to account for COVID-19 -related rent concessions as if they were not lease modifications. Lessees need to disclose that fact and need to apply the exemption retrospectively in accordance with IAS 8, but they do not require to restate prior period numbers. The practical expedient is available only for lease payments originally due upto June 2022. Accordingly, the Group has reversed lease liabilities with a corresponding recognition of income in profit or loss of USD 911 for the year ended March 31, 2021.